Financial risk management - Credit loss allowances of financial assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income, category [member]
Impairment information by credit risk of financial assets [Line Items]
Credit loss allowance recognised	₩ 42,477	₩ 40,614